Other disclosures - Credit Risk - Measurement uncertainty - Drivers of loan impairment charge (Details) - GBP (£) £ in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019 [2]
Other disclosures - Credit Risk
Impairment charge generated using scenarios before COVID-19	£ 424	£ 370	£ 794
Single name wholesale loan charges	186	405	591
Loan impairment charge prior to impact of COVID-19 scenario	610	775	1,385
Impact of COVID-19 scenario and weights	1,163	1,190	2,353
Specific charge in respect of exposures to selected sectors	(150)	300	150
Incorporation of provision for UK economic uncertainty	0	(150)	(150)
Credit impairment charges and other provisions	£ 1,623	£ 2,115	£ 3,738	[1]	£ 928	£ 1,912

[1]

H120 loan impairment charge represents six months of impairment charge, annualised to calculate the loan loss rate. The loan loss rate for H 120 is 207 bps after applying the total impairment charge of £ 3,738 m

[2]	The loan loss rate is 55 bps after applying the total impairment charge of £ 1,912 m